Short-Term Debt - Schedule of Short-Term Debt (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Short-Term Debt [Abstract]
Short-term debt	¥ 35,702	$ 4,920	¥ 32,070